Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018
Deferred subsidy income	¥ 3,920
Operating lease right-of-use assets	16,435	$ 2,361	¥ 13,100
Operating lease, liability	¥ 14,299	$ 2,054	¥ 11,333
Minimum [Member]
VAT surcharges percent	6.00%
Maximum [Member]
VAT surcharges percent	17.00%
Peoples Bank of China [Member]
Translation exchange rates	6.9762	6.9762		6.8632
Federal Reserve Bank of New York [Member]
Translation exchange rates	6.9618	6.9618